Investments in Joint Ventures and Associates - Summary of Financial Statements (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	[1]
Investments in subsidiaries, joint ventures and associates [abstract]
Associates	£ 25	£ 24
Total	25	24
Associates	1	1
Total	£ 1	£ 1	[1]	£ 5

[1]	Comparative balances have been restated to reflect the move between operating segments.